JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 61.2%
ANZ Group Holdings Ltd.	8,069,047	158,342,944
APA Group	3,509,517	18,875,538
Aristocrat Leisure Ltd.	1,681,090	75,274,014
ASX Ltd.	520,797	23,344,274
Atlas Arteria Ltd.	2,732,264	9,025,170
BHP Group Ltd.	12,998,227	328,273,307
BlueScope Steel Ltd.	1,178,820	17,871,268
Brambles Ltd.	3,693,144	56,503,074
Cochlear Ltd.	167,412	34,177,669
Coles Group Ltd.	3,600,729	47,939,984
Commonwealth Bank of Australia	4,505,024	511,453,431
Computershare Ltd.	1,490,359	40,119,581
Dexus, REIT	2,893,636	13,063,641
Fortescue Ltd.	4,265,982	48,266,439
Goodman Group, REIT	5,170,005	115,593,404
GPT Group (The), REIT	5,148,396	16,771,461
Insurance Australia Group Ltd.	6,424,305	36,062,335
Lottery Corp. Ltd. (The)	5,988,080	20,768,956
Macquarie Group Ltd.	977,504	135,370,070
Medibank Pvt Ltd.	7,409,201	24,216,273
Mirvac Group, REIT	10,615,700	15,231,308
National Australia Bank Ltd.	8,270,205	205,238,802
Northern Star Resources Ltd.	3,859,091	38,341,345
Orica Ltd.	1,311,165	17,905,348
Origin Energy Ltd.	4,634,776	34,657,984
Pro Medicus Ltd.	148,099	30,412,811
Qantas Airways Ltd.	1,994,800	13,834,620
QBE Insurance Group Ltd.	4,062,451	60,263,298
Ramsay Health Care Ltd. (a)	498,129	12,331,031
REA Group Ltd.	137,199	20,899,662
Reece Ltd. (a)	931,524	8,065,663
Rio Tinto Ltd.	998,698	71,025,369
Santos Ltd.	8,283,254	41,680,421
Scentre Group, REIT	13,963,876	33,418,896
SEEK Ltd.	873,058	13,467,517
SGH Ltd.	536,530	17,548,475
Sigma Healthcare Ltd.	14,969,219	27,649,890
Sonic Healthcare Ltd.	1,251,092	22,092,850
South32 Ltd.	12,185,241	22,786,898
Stockland, REIT	6,415,877	22,746,134
Suncorp Group Ltd.	2,908,582	38,988,880
Telstra Group Ltd.	10,879,864	34,675,009
TPG Telecom Ltd.	1,145,518	4,063,139
Transurban Group	8,308,459	73,528,405
Vicinity Ltd., REIT	9,748,739	15,349,390
Washington H Soul Pattinson & Co. Ltd. (a)	668,796	17,375,357
Wesfarmers Ltd.	3,052,944	166,994,659
Westpac Banking Corp.	9,249,984	199,708,440

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
WiseTech Global Ltd.	464,506	35,181,756
Woodside Energy Group Ltd.	5,108,279	86,444,296
Woolworths Group Ltd.	3,286,474	66,347,662
		3,199,568,148
China — 1.1%
Budweiser Brewing Co. APAC Ltd. (b)	4,560,300	4,787,144
Wharf Holdings Ltd. (The)	2,575,000	7,331,369
Wilmar International Ltd.	4,853,900	10,986,117
Wuxi Biologics Cayman, Inc. * (b)	9,407,500	38,251,210
		61,355,840
Hong Kong — 16.6%
AIA Group Ltd.	28,774,600	268,299,325
CK Asset Holdings Ltd.	5,045,500	23,119,501
CK Infrastructure Holdings Ltd.	1,646,500	11,596,284
CLP Holdings Ltd.	4,867,000	42,244,486
Hang Seng Bank Ltd.	1,858,400	27,070,762
Henderson Land Development Co. Ltd.	3,580,700	12,529,861
HKT Trust & HKT Ltd.	9,605,000	15,123,816
Hong Kong & China Gas Co. Ltd.	29,368,789	26,213,500
Hong Kong Exchanges & Clearing Ltd.	3,209,600	173,699,740
Jardine Matheson Holdings Ltd.	455,900	24,756,005
Link, REIT	6,892,500	38,403,321
MTR Corp. Ltd.	4,249,500	15,286,602
Power Assets Holdings Ltd.	3,669,000	24,157,057
Sino Land Co. Ltd.	9,770,000	11,261,874
Sun Hung Kai Properties Ltd.	4,568,500	54,262,241
Swire Pacific Ltd., Class A	913,500	8,257,434
Swire Pacific Ltd., Class B	1,955,000	3,071,418
Swire Properties Ltd.	2,790,800	7,479,936
Techtronic Industries Co. Ltd.	3,943,500	47,155,006
WH Group Ltd. (b)	20,986,691	21,010,582
Wharf Real Estate Investment Co. Ltd.	3,823,000	12,137,312
		867,136,063
Macau — 0.8%
Galaxy Entertainment Group Ltd.	6,060,000	29,552,587
Sands China Ltd.	6,009,379	14,547,318
		44,099,905
New Zealand — 1.2%
Auckland International Airport Ltd.	4,085,415	18,122,586
Fisher & Paykel Healthcare Corp. Ltd.	1,484,440	32,180,997
Meridian Energy Ltd.	3,461,955	11,624,795
		61,928,378
Singapore — 12.5%
CapitaLand Ascendas, REIT	9,779,028	20,938,146
CapitaLand Integrated Commercial Trust, REIT	13,166,177	22,230,597

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
CapitaLand Investment Ltd.	5,918,800	12,605,881
DBS Group Holdings Ltd.	5,480,100	201,144,264
Genting Singapore Ltd.	15,329,600	8,647,185
Jardine Cycle & Carriage Ltd.	159,400	3,227,820
Keppel Ltd.	3,809,200	24,747,774
Mapletree Pan Asia Commercial Trust, REIT	6,044,800	5,989,821
Oversea-Chinese Banking Corp. Ltd.	8,765,900	113,598,758
Singapore Airlines Ltd.	3,721,100	19,435,930
Singapore Exchange Ltd.	2,205,600	27,044,192
Singapore Technologies Engineering Ltd.	4,200,600	28,258,634
Singapore Telecommunications Ltd.	22,076,900	65,792,418
United Overseas Bank Ltd.	3,609,700	100,287,347
		653,948,767
United Kingdom — 0.9%
CK Hutchison Holdings Ltd.	7,172,500	46,685,831
United States — 4.9%
CSL Ltd.	1,299,607	224,811,536
James Hardie Industries plc, CHDI * (a)	1,156,358	30,351,446
		255,162,982
Total Common Stocks (Cost $4,686,350,700)		5,189,885,914
Short-Term Investments — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (c) (d)(Cost $19,463,822)	19,463,822	19,463,822
Total Investments — 99.6% (Cost $4,705,814,522)		5,209,349,736
Other Assets in Excess of Liabilities — 0.4%		18,615,460
NET ASSETS — 100.0%		5,227,965,196

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $18,246,320.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2025.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	29.1%
Metals & Mining	10.1
Insurance	8.2
Capital Markets	6.9
Biotechnology	4.3
Broadline Retail	3.2
Hotels, Restaurants & Leisure	2.9
Real Estate Management & Development	2.7
Industrial REITs	2.6
Oil, Gas & Consumable Fuels	2.5
Diversified Telecommunication Services	2.3
Consumer Staples Distribution & Retail	2.2
Electric Utilities	2.2
Industrial Conglomerates	2.1
Transportation Infrastructure	1.9
Retail REITs	1.7
Diversified REITs	1.6
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	1.2
Commercial Services & Supplies	1.1
Others (each less than 1.0%)	9.5
Short-Term Investments	0.4
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	459	08/28/2025	SGD	14,782,105	(319,126)
SPI 200 Index	153	09/18/2025	AUD	21,255,505	333,703
					14,577

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$3,199,568,148	$—	$3,199,568,148
China	7,331,369	54,024,471	—	61,355,840
Hong Kong	—	867,136,063	—	867,136,063
Macau	—	44,099,905	—	44,099,905
New Zealand	61,928,378	—	—	61,928,378
Singapore	—	653,948,767	—	653,948,767

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United Kingdom	$—	$46,685,831	$—	$46,685,831
United States	—	255,162,982	—	255,162,982
Total Common Stocks	69,259,747	5,120,626,167	—	5,189,885,914
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	19,463,822	—	—	19,463,822
Total Investments in Securities	$88,723,569	$5,120,626,167	$—	$5,209,349,736
Appreciation in Other Financial Instruments
Futures Contracts	$333,703	$—	$—	$333,703
Depreciation in Other Financial Instruments
Futures Contracts	$(319,126)	$—	$—	$(319,126)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$14,577	$—	$—	$14,577
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$35,199,421	$268,813,130	$284,548,729	$—	$—	$19,463,822	19,463,822	$1,085,057	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.